Related Party Transactions (Details) - Schedule of Related Party Transaction ¥ in Thousands, $ in Thousands		12 Months Ended
		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Schedule of related party transaction [Abstract]
(i) Transactions recorded in revenue (1)	[1]	¥ 147,921		¥ 44,710
—Repayment of borrowings from related parties				(146,182)	(36,763)
—Borrowings from related parties				122,833	52,711
—Lending to related parties		(2,243)	(309)	(129,427)	(2,448)
— Repayment of lending to related parties		24,629	$ 3,396	109,389	2,950
—Disposal of subsidiaries to related parties (2)	[2]	¥ 2,000		¥ 20,000

[1]	Beijing Feierlai has been providing marketing services to Beijing Baichuan Insurance Brokerage Co., Ltd. by referring learners to purchase insurance policies and earned commissions for the service, which was recorded as revenues from related parties subsequent to the disposal of Baichuan (Note 18).
[2]	The Group disposed of ChangYou Star to Beijing Shanronghaina Network Technology Co., Ltd. at a consideration of RMB22,000 (Note 18), of which RMB20,000 and RMB2,000 was received during the year ended June 30, 2022 and 2023, respectively.